Unaudited Interim Condensed Consolidated Statements of Stockholders Equity - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] E.R. Vessels [Member]	Common Stock [Member] Eneti Vessels [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] E.R. Vessels [Member]	Additional Paid-in Capital [Member] Eneti Vessels [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total	E.R. Vessels [Member]	Eneti Vessels [Member]
Beginning balance, value at Dec. 31, 2019	$ 961			$ 2,544,342			$ (0)	$ (1,001,170)	$ (93)	$ 1,544,040
Beginning balance, shares at Dec. 31, 2019	96,073,197
Net income / (loss)								(41,365)		(41,365)
Other comprehensive income / (loss)							(5,284)			(5,284)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 10), value				1,216						1,216
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 10), shares	1,300
Dividend declared and paid (Note 8)								(4,804)		(4,804)
Ending balance, value at Jun. 30, 2020	$ 961			2,545,558			(5,284)	(1,047,339)	(93)	1,493,803
Ending balance, shares at Jun. 30, 2020	96,074,497
Beginning balance, value at Dec. 31, 2020	$ 971			2,548,956			(3,993)	(996,314)	(93)	1,549,527
Beginning balance, shares at Dec. 31, 2020	97,146,687
Net income / (loss)								159,972		159,972
Other comprehensive income / (loss)							5,680			5,680
Amortization of share-based compensation (Note 10)				2,571						2,571
Acquisition of vessels (Note 8)		$ 21	$ 30		$ 22,147	$ 47,545					$ 22,168	$ 47,575
Acquisition of vessels (Note 8), shares		3,000,000	2,100,000
Cancellation of treasury stock (Note 8)	$ (0)			(93)			(0)	(0)	93	(0)
Cancellation of treasury stock, (Note 8), shares	(6,971)
Dividend declared and paid (Note 8)								(30,672)		(30,672)
Ending balance, value at Jun. 30, 2021	$ 1,022			$ 2,621,126			$ 1,687	$ (867,014)		$ 1,756,821
Ending balance, shares at Jun. 30, 2021	102,239,716